Investment Portfolio - September 30, 2021

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 0.4%

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Jonah Energy Parent LLC*2
(Identified Cost $980,115)	65,341	$980,115

PREFERRED STOCKS - 1.8%

Health Care - 0.8%
Pharmaceuticals - 0.8%
Harrow Health, Inc., 8.625%, 4/30/2026	70,000	1,840,300
Information Technology - 1.0%
Software - 1.0%
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	90,700	2,250,267

TOTAL PREFERRED STOCKS
(Identified Cost $4,014,603)		4,090,567

LOAN ASSIGNMENTS - 3.9%

American Axle & Manufacturing, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 2.250%), 3.00%, 4/6/2024[3]	3,061,298	3,051,532
Mozart Borrower LP, Term Loan, Term B, (1 mo. LIBOR US + 3.250%), 3.75%, 9/30/2028[3]	3,500,000	3,492,335
Jazz Financing Lux S.A.R.L., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.500%), 4.00%, 5/5/2028[3]	2,493,750	2,496,568

TOTAL LOAN ASSIGNMENTS
(Identified Cost $9,053,690)		9,040,435

CORPORATE BONDS - 87.4%

Non-Convertible Corporate Bonds- 87.4%
Communication Services - 3.9%
Diversified Telecommunication Services - 1.5%
Lumen Technologies, Inc., 7.50%, 4/1/2024	3,075,000	3,405,562
Media - 2.4%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[4]	3,250,000	3,315,000
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[4]	2,250,000	2,287,969
		5,602,969
Total Communication Services		9,008,531

Consumer Discretionary - 6.5%
Auto Components - 1.5%
The Goodyear Tire & Rubber Co., 5.00%, 7/15/2029[4]	3,250,000	3,459,300

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Automobiles - 1.4%
Ford Motor Co., 9.00%, 4/22/2025	2,705,000	$3,250,788
Household Durables - 1.3%
STL Holding Co. LLC, 7.50%, 2/15/2026[4]	2,830,000	2,971,500
Multiline Retail - 1.5%
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	3,600,000	3,540,816
Specialty Retail - 0.8%
Bed Bath & Beyond, Inc., 4.915%, 8/1/2034	2,100,000	1,875,625

Total Consumer Discretionary		15,098,029

Energy - 15.8%
Energy Equipment & Services - 1.5%
Kent Global plc (United Kingdom), 10.00%, 6/28/2026	3,420,000	3,411,313
Oil, Gas & Consumable Fuels - 14.3%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[4]	4,053,000	4,083,398
DCP Midstream Operating LP, 6.75%, 9/15/2037[4]	1,430,000	1,844,700
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[4]	2,357,496	2,369,283
Hess Midstream Operations LP, 4.25%, 2/15/2030[4]	3,000,000	3,039,150
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[4]	3,500,000	3,243,205
Navigator Holdings Ltd., 8.00%, 9/10/2025[4]	3,200,000	3,344,000
New Fortress Energy, Inc., 6.75%, 9/15/2025[4]	3,287,000	3,163,738
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[4]	2,625,000	2,730,000
Penn Virginia Escrow LLC, 9.25%, 8/15/2026[4]	3,060,000	3,089,223
PetroTal Corp. (Peru), 12.00%, 2/16/2024[4]	2,275,000	2,411,500
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024[5]	2,000,000	1,980,000
Tiger Holdco Pte Ltd. (India), 13.00%, 6/10/2023[6]	2,050,312	2,091,318
		33,389,515
Total Energy		36,800,828

Investment Portfolio - September 30, 2021

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials - 18.4%
Banks - 1.8%
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[4,7,8]	3,950,000	$4,077,664
Capital Markets - 4.5%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[4]	2,400,000	2,465,047
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027	3,250,000	3,378,635
PennantPark Floating Rate Capital Ltd., 4.25%, 4/1/2026	2,300,000	2,318,983
StoneX Group, Inc., 8.625%, 6/15/2025[4]	2,230,000	2,397,250
		10,559,915
Consumer Finance - 2.7%
Navient Corp.,
6.75%, 6/25/2025	1,875,000	2,048,437
5.625%, 8/1/2033	2,090,000	1,988,113
PRA Group, Inc., 5.00%, 10/1/2029[4]	2,000,000	2,002,500
SLM Corp., 5.125%, 4/5/2022	358,000	363,467
		6,402,517
Diversified Financial Services - 5.8%
Burford Capital Global Finance LLC, 6.25%, 4/15/2028[4]	3,000,000	3,179,490
Clear Street Holdings LLC, 5.875%, 5/15/2026[9]	1,500,000	1,495,078
Coinbase Global, Inc., 3.375%, 10/1/2028[4]	2,250,000	2,165,625
FS Energy & Power Fund, 7.50%, 8/15/2023[4]	3,140,000	3,266,260
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[4]	3,250,000	3,387,150
		13,493,603
Insurance - 1.2%
Enact Holdings, Inc., 6.50%, 8/15/2025[4]	2,645,000	2,887,732
Mortgage Real Estate Investment Trusts (REITS) - 1.4%
Starwood Property Trust, Inc., 4.75%, 3/15/2025	3,000,000	3,157,500
Thrifts & Mortgage Finance - 1.0%
Radian Group, Inc., 4.875%, 3/15/2027	2,205,000	2,403,163
Total Financials		42,982,094

Health Care - 2.8%
Pharmaceuticals - 2.8%
Bausch Health Companies, Inc., 5.00%, 2/15/2029[4]	3,429,000	3,193,256

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 6.75%, 3/1/2028	3,000,000	$3,427,500

Total Health Care		6,620,756

Industrials - 16.3%
Airlines - 3.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[4]	2,796,223	3,145,564
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	2,678,401	2,633,355
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	1,434,396	1,476,520
		7,255,439
Commercial Services & Supplies - 3.7%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.623%, 5/12/2025[3,4]	3,100,000	3,069,000
CPI CG, Inc., 8.625%, 3/15/2026[4]	870,000	943,950
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[4]	4,330,000	4,684,023
		8,696,973
Construction & Engineering - 3.6%
Dycom Industries, Inc., 4.50%, 4/15/2029[4]	3,302,000	3,321,647
IEA Energy Services LLC, 6.625%, 8/15/2029[4]	5,000,000	4,953,500
		8,275,147
Electrical Equipment - 0.8%
EnerSys, 4.375%, 12/15/2027[4]	1,768,000	1,860,820
Marine - 5.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	5,300,000	5,425,875
Diana Shipping, Inc. (Greece), 8.375%, 6/22/2026[4]	3,000,000	3,117,000
Seaspan Corp. (Hong Kong), 6.50%, 2/5/2024[4]	3,200,000	3,392,000
		11,934,875
Total Industrials		38,023,254

Information Technology - 1.4%
Communications Equipment - 1.4%
Plantronics, Inc., 4.75%, 3/1/2029[4]	3,500,000	3,277,155

Investment Portfolio - September 30, 2021

(unaudited)

HIGH YIELD BOND SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 10.0%
Containers & Packaging - 1.0%
Pactiv Evergreen Group Issuer, Inc.-
Pactiv Evergreen Group Issuer LLC
- Reynolds Gro, 4.00%, 10/15/2027[4]	2,250,000	$2,227,500

Metals & Mining - 7.7%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[4]	4,200,000	4,389,000
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[4]	3,555,000	3,501,675
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[4]	2,479,000	2,621,543
Jervois Mining USA Ltd. (Australia), 12.50%, 7/20/2026[10]	3,000,000	3,175,800
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[11,12]	6,535,000	653
Tacora Resources, Inc. (Canada), 8.25%, 5/15/2026[4]	4,260,000	4,323,900
		18,012,571
Paper & Forest Products - 1.3%
Clearwater Paper Corp., 4.75%, 8/15/2028[4]	3,070,000	3,154,425

Total Materials		23,394,496

Real Estate - 8.2%
Equity Real Estate Investment Trusts (REITS) - 4.6%
HAT Holdings I LLC - HAT Holdings II LLC, 3.375%, 6/15/2026[4]	3,250,000	3,298,750

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
IIP Operating Partnership LP, 5.50%, 5/25/2026[4]	4,455,000	$4,669,965
Pelorus Fund REIT LLC, 7.00%, 9/30/2026[4]	2,750,000	2,729,749
		10,698,464
Real Estate Management & Development - 3.6%
Carrington Holding Co. LLC, 8.00%, 1/1/2026[4]	3,000,000	3,023,985
Forestar Group, Inc., 3.85%, 5/15/2026[4]	2,275,000	2,272,157
The Howard Hughes Corp., 4.125%, 2/1/2029[4]	3,060,000	3,067,650
		8,363,792
Total Real Estate		19,062,256

Utilities - 4.1%
Independent Power and Renewable Electricity Producers - 4.1%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[4]	2,750,000	2,842,125
Sunnova Energy Corp., 5.875%, 9/1/2026[4]	3,500,000	3,565,625
Vistra Operations Co. LLC, 4.375%, 5/1/2029[4]	3,250,000	3,258,125

Total Utilities		9,665,875

TOTAL CORPORATE BONDS
(Identified Cost $201,008,136)		203,933,274

SHORT-TERM INVESTMENT - 6.8%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[13]
(Identified Cost $15,972,576)	15,972,576	15,972,576

TOTAL INVESTMENTS - 100.3%
(Identified Cost $231,029,120)		234,016,967
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(669,938)
NET ASSETS - 100%		$233,347,029

LIBOR - London Interbank Offered Rate

*Non-income producing security.

1Amount is stated in USD unless otherwise noted.

2Security has been valued using significant unobservable inputs.

3Floating rate security. Rate shown is the rate in effect as of September 30, 2021.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $151,084,773, which represented 64.7% of the Series’ Net Assets.

Investment Portfolio - September 30, 2021

(unaudited)

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on July 14, 2021 at an aggregate cost of $1,960,000. The value of the security at September 30, 2021 was $1,980,000, or 0.8% of the Series’ Net Assets.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on dates between March 10, 2021 and September 20, 2021 at an aggregate cost of $2,010,312. The value of the security at September 30, 2021 was $2,091,318, or 0.9% of the Series’ Net Assets.

7Security is perpetual in nature and has no stated maturity date.

8Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2021.

9Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on May 6, 2021 at an aggregate cost of $1,500,000. The value of the security at September 30, 2021 was $1,495,078, or 0.6% of the Series’ Net Assets.

10Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on July 5, 2021 at an aggregate cost of $2,940,000. The value of the security at September 30, 2021 was $3,175,800, or 1.4% of the Series’ Net Assets.

11Issuer filed for bankruptcy and/or is in default of interest payments.

12Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017, September 6, 2018 and on dates between May 8, 2020 and May 15, 2020 at an aggregate cost of $1,518,841. The value of the security at September 30, 2021 was $653, or less than 0.1% of the Series’ Net Assets.

13Rate shown is the current yield as of September 30, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Energy	$980,115	$—	$—	$980,115
Preferred securities:
Health Care	1,840,300	1,840,300	—	—
Information Technology	2,250,267	2,250,267	—	—
Debt securities:
Loan Assignments	9,040,435	—	9,040,435	—
Corporate debt:
Communication Services	9,008,531	—	9,008,531	—
Consumer Discretionary	15,098,029	—	15,098,029	—
Energy	36,800,828	—	36,800,828	—
Financials	42,982,094	—	42,982,094	—
Health Care	6,620,756	—	6,620,756	—
Industrials	38,023,254	—	38,023,254	—
Information Technology	3,277,155	—	3,277,155	—
Materials	23,394,496	—	23,394,496	—
Real Estate	19,062,256	—	19,062,256	—

Investment Portfolio - September 30, 2021

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Utilities	$9,665,875	$—	$9,665,875	$—
Short-Term Investment	15,972,576	15,972,576	—	—
Total assets	$234,016,967	$20,063,143	$212,973,709	$980,115

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.